[CNET logo]





CNET





Investment Program
in the Cadre Affinity Fund - Money Market Series





Prospectus
March 1, 1999





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CNET





Investment Program
in the Cadre Liquid Asset Fund - Money Market Series





Prospectus
March 1, 1999





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[CNET logo]





CNET





Investment Program
in the Cadre Reserve Fund - Money Market Series





Prospectus
March 1, 1999





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[ISEA logo]





ISEA





Investment Program
in the Cadre Affinity Fund - Money Market Series





Prospectus
March 1, 1999





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[ISEA logo]





ISEA





Investment Program
in the Cadre Reserve Fund - Money Market Series





Prospectus
March 1, 1999





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[KSDLAF+ logo]





KSDLAF+





Investment Program
in the Cadre Affinity Fund - U.S. Government Series





Prospectus
March 1, 1999





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
[KSDLAF+ logo]





KSDLAF+





Investment Program
in the Cadre Reserve Fund - U.S. Government Series





Prospectus
March 1, 1999





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[IML-LGIT logo]





IML-LGIT





Investment Program
in the Cadre Affinity Fund - U.S. Government Series





Prospectus
March 1, 1999





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
[IML-LGIT logo]





IML-LGIT





Investment Program
in the Cadre Reserve Fund - U.S. Government Series





Prospectus
March 1, 1999





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[MIGIT logo]





MIGIT





Investment Program
in the Cadre Liquid Asset Fund - U.S. Government Series





Prospectus
March 1, 1999





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[MIGIT logo]





MIGIT





Investment Program
in the Cadre Reserve Fund - Money Market Series





Prospectus
March 1, 1999





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[PMIP logo]





PMIP





Investment Program
in the Cadre Liquid Asset Fund - U.S. Government Series





Prospectus
March 1, 1999





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
[PMIP logo]





PMIP





Investment Program
in the Cadre Reserve Fund - U.S. Government Series





Prospectus
March 1, 1999





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[CNET logo]





CNET





Investment Program
in the Cadre Affinity Fund - U.S. Government Series





Prospectus
March 1, 1999





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
[CNET logo]





CNET





Investment Program
in the Cadre Liquid Asset Fund - U.S. Government Series





Prospectus
March 1, 1999





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
[CNET logo]





CNET





Investment Program
in the Cadre Reserve Fund - U.S. Government Series





Prospectus
March 1, 1999





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
[MIGIT logo]





MIGIT





Investment Program
in the Cadre Reserve Fund - U.S. Government Series





Prospectus
March 1, 1999





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